Average Annual Total Returns - Senior Floating Rate Plus Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date		Class R 1 Year		Class R 5 Years		Class R Since Inception		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date		Class R5 1 Year		Class R5 5 Years		Class R5 Since Inception		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Custom Invesco Senior Floating Rate Plus Index (reflects no deduction for fees, expenses or taxes) 1 Year		Custom Invesco Senior Floating Rate Plus Index (reflects no deduction for fees, expenses or taxes) 5 Years		Custom Invesco Senior Floating Rate Plus Index (reflects no deduction for fees, expenses or taxes) Since Inception		J.P. Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	J.P. Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	J.P. Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 23, 2013	0.74%	2.36%	2.35%	(1.47%)	0.20%	0.17%	0.45%	0.83%	0.81%	Aug. 23, 2013	2.37%	2.19%	2.06%	May 24, 2019	[1]	3.86%	[1]	2.76%	[1]	2.62%	[1]	Aug. 23, 2013	4.55%	3.29%	3.17%	May 24, 2019	[2]	4.25%	[2]	3.04%	[2]	2.90%	[2]	Aug. 23, 2013	4.58%	3.47%	3.30%	8.64%	[3]	4.79%	[3]	4.49%	[3]	8.64%	4.79%	4.41%

[1]	Performance shown prior to the inception date is that of the Fund’s and predecessor fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[3]	The “Custom Invesco Senior Floating Rate Plus Index” reflects the performance of the Credit Suisse Leveraged Loan Index through September 30, 2014 and the J.P. Morgan Leveraged Loan Index from October 1, 2014.